Schedule of Basic and Diluted Earnings per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 17,321		$ 45,699		$ 51,318		$ 13,385		$ 14,760		$ 41,005		$ 39,103		$ 8,466		$ 127,723		$ 103,334		$ 90,450
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - basic																	9,064		17,656		6,045
Earnings allocated to Watsco, Inc. shareholders - basic																	118,659		85,678		84,405
Weighted-average common shares outstanding - Basic																	32,195,598		31,680,187		30,678,206
Basic earnings per share for Common and Class B common stock	$ 0.50	[1]	$ 1.32	[1]	$ 1.48	[1]	$ 0.39	[1]	$ 0.04	[1],[2]	$ 1.19	[1]	$ 1.15	[1]	$ 0.23	[1]	$ 3.69	[1]	$ 2.70	[1],[2]	$ 2.75
Net income attributable to Watsco, Inc. shareholders	17,321		45,699		51,318		13,385		14,760		41,005		39,103		8,466		127,723		103,334		90,450
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - diluted																	9,053		17,656		6,042
Earnings allocated to Watsco, Inc. shareholders																	118,670		85,678		84,408
Weighted-average common shares outstanding - Basic																	32,195,598		31,680,187		30,678,206
Effect of dilutive stock options																	62,470		64,212		75,085
Weighted-average common shares outstanding - Diluted																	32,258,068		31,744,399		30,753,291
Diluted earnings per share for Common and Class B common stock	$ 0.50	[1]	$ 1.32	[1]	$ 1.48	[1]	$ 0.39	[1]	$ 0.04	[1],[2]	$ 1.19	[1]	$ 1.15	[1]	$ 0.23	[1]	$ 3.68	[1]	$ 2.70	[1],[2]	$ 2.74
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	108,690		78,359		76,574
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	$ 9,969		$ 7,319		$ 7,831

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[2]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.